Note 13 - Earnings Per Share (Details) - Weighted-Average Stock Options and Warrants Not Included in the Computation of Diluted Shares Outstanding	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	23,026,000	16,248,000
Contingently Issuable Shares for the Founder Preferred Share Dividend Right [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	10,453,000
Shares Issuable Upon Conversion Of Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities		16,248,000
Shares Issuable Upon Conversion of PDH Non-controlling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	8,641,000
Shares Issuable Upon Conversion of Founder Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	2,000,000
Shares Contingently Issuable For The Contingent Consideration [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	1,503,000
Shares Issuable Upon Conversion of 401k Exchange Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	270,000
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	89,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive securities	70,000